Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statements [abstract]
Sales (note 24)	$ 263,296	$ 268,111
Cost of sales (note 25)	166,725	158,551
Mine operating income	96,571	109,560
Other expenses (income)
Selling, general and administration (note 26)	26,189	24,911
Exploration and evaluation	723	1,534
Share of loss of equity-accounted investee (note 11)	21	192
Foreign exchange loss	6,091	2,034
Impairment reversal (note 10)		(31,119)
Other expenses (note 27)	1,961	1,681
Operating expenses (income), total	34,985	(767)
Operating Income	61,586	110,327
Other income (loss)
Interest and finance costs, net (note 28)	384	(408)
Gain (loss) on financial assets and liabilities carried at fair value	5,370	(4,968)
Financial income (expense), total	5,754	(5,376)
Financing items
Interest income	(3,429)	(1,950)
Interest expense	1,092	1,645
Income before Taxes	67,340	104,951
Income tax (note 29)
Current income tax expense	30,563	34,863
Deferred income tax expense	2,787	3,783
Total tax expense	33,350	38,646
Net income for the year	$ 33,990	$ 66,305
Earning Per Share (note 23)
Basic	$ 0.21	$ 0.42
Diluted	$ 0.21	$ 0.42
Weighted average number of common shares outstanding during the period (000's)
Basic	159,785	158,036
Diluted	161,636	158,312